Stock-Based Compensation - Other Restricted Stock Unit (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Equity Instruments Other Than Options Restricted Stock And Stock Units [Line Items]
Weighted-average grant date fair value of restricted stock units granted during the year, per share	[1]	$ 10.24
Restricted Stock Units
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Equity Instruments Other Than Options Restricted Stock And Stock Units [Line Items]
Weighted-average grant date fair value of restricted stock units granted during the year, per share		$ 10.24	$ 18.37	$ 14.97
Total fair value of restricted stock units vested during the year (millions)		$ 40	$ 33	$ 18

[1]	Performance-based shares are primarily valued using a valuation pricing model. However, certain of these shares were valued using the end-of-period market price until certification that the performance objectives were completed or a value of zero once it was determined that it was unlikely that performance objectives would be met. All other shares are valued at the grant-date market price, less dividends projected to be paid over the vesting period.